Operating Lease (Details) - Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate [Abstract]
Operating lease cost	$ 1,227,115	$ 453,233
Short term lease	378,763	168,091
Total lease cost	1,605,878	621,324
Operating cash flows from operating leases	1,605,878	621,324
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating lease	32 months	10 months
Weighted-average discount rate - operating lease	6.75%	6.75%